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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

July 1, 2012 to September 30, 2012

Date of Report (Date of earliest event reported) September 17, 2012

Commission File Number of securitizer: 025-00118

Central Index Key Number of securitizer: 0001540628

Frank P. Vaughan

(415) 677-8990

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☐

SECXXXX(3-11)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-l Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-l Representations and Warranties Disclosure

This report is filed by Cronos Containers Program I Ltd., a Bermuda exempted company (“CCP”) and the “Issuing Entity” as defined in Item 1101 of Regulation AB. CCP is a wholly-owned subsidiary of CRX Intermodal Bermuda Ltd., a Bermuda exempted company (“CIB”) and the “Sponsor” of CCP within the meaning of Item 1101 of Regulation AB.

On September 17, 2012, CIB contributed additional marine cargo containers and related assets (the “Additional Assets”), including the container leases to which the additional containers were subject (to the extent such leases included the additional containers) to CCP with a net book value and finance lease value (as determined under U.S. generally accepted accounting principles) aggregating $27,763,352.

On September 24, 2012, CCP transferred to CIB marine cargo containers and related assets, including the finance lease to which such containers were subject (to the extent that the finance lease included such containers) (the “Relinquished Assets”), having a net book value and finance lease value (as determined under U.S. generally accepted accounting principles) aggregating $27,663,124.

The contribution of Additional Assets by CIB to CCP, and the transfer by CCP to CIB of the Relinquished Assets, was effected to reduce the concentration of finance leases to a single lessee of the container fleet owned by CCP. As a result of the transfer of Additional Assets by CIB to CCP, and the transfer of the Relinquished Assets by CCP to CIB, the concentration of finance leases to a single lessee by CCP was reduced to less than 5% of the aggregate asset value of CCP’s container fleet.

The foregoing information is presented in tabular form in the table below, as required by Rule 15Ga-1(a):

Name Of Issuing Entity	Asset Class	Check If Registered	Name Of Originator	Total Assets Held By CCP Sold And Contributed By CIB	Assets That Were Subject To Replacement	Assets That Were Repurchased Or Replaced	Assets Pending Repurchase Or Replacement (Within Cure Period)	Demand In Dispute	Demand With- drawn	Demand Rejected

CCP	Marine cargo containers and related assets		CIB	100%	Marine cargo containers subject to finance lease, NBV: $27,663,124	Marine cargo containers subject to finance lease, NBV: $27,663,124	N/A	N/A	N/A	N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-l

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

(Securitizer)

CRONOS CONTAINERS PROGRAM I LTD.

/s/ Peter W. Davies
Peter W. Davies, Director

Date: November 14, 2012